Accounts Receivable and Others (Details) - Schedule of Accounts Receivable and Others - BRL (R$) R$ in Thousands		Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable and Others [Abstract]
Trade accounts receivable		R$ 385,958	R$ 367,602
Recoverable taxes		23,054	18,371
Advances to suppliers	[1]	19,411	54,258
Other receivables		1,612	2,082
Total current		430,035	442,313
Trade accounts receivable		442,867	373,954
Recoverable taxes		43,208	35,019
Judicial deposits		727	2,215
Other receivables			163
Total noncurrent		R$ 486,802	R$ 411,351

[1]	In June 2022, the balance included advances to suppliers made by the Company for the acquisition of inputs used in the 2022/2023 crop year.